Supplemental guarantor consolidated statement of cash flows (Detail) - CHF (SFr) SFr in Millions		12 Months Ended
		Dec. 31, 2017		Dec. 31, 2016		Dec. 31, 2015
Condensed Cash Flow Statements Captions [Line Items]
Net cash flow from / (used in) operating activities		SFr (50,911)		SFr (16,457)		SFr 3,109
Cash flow from / (used in) investing activities
Purchase of subsidiaries, associates and intangible assets		(102)		(26)		(13)
Disposal of subsidiaries, associates and intangible assets	[1]	336		93		477
Purchase of property, equipment and software		(1,593)		(1,777)		(1,841)
Disposal of property, equipment and software		68		209		542
Purchase of financial assets available for sale		(8,448)		(7,271)		(101,189)
Disposal and redemption of financial assets available for sale		14,917		54,097		93,584
Net (purchase) / redemption of financial assets held to maturity		(77)		(8,996)
Net cash flow from / (used in) investing activities		5,100		36,328		(8,441)
Cash flow from / (used in) financing activities
Net short-term debt issued / (repaid)		24,141		5,440		(6,404)
Distributions paid on UBS shares		(2,229)		(3,164)		(2,760)
Issuance of long-term debt, including financial liabilities designated at fair value		49,506		33,256		47,790
Repayment of long-term debt, including financial liabilities designated at fair value		(43,299)		(33,885)		(44,221)
Net cash flow from / (used in) financing activities		26,608		(972)		(6,595)
Total cash flow
Cash and cash equivalents at the beginning of the year		121,138	[2]	103,044	[2]	116,715
Net cash flow from / (used in) operating, investing and financing activities		(19,203)		18,900		(11,928)
Effects of exchange rate differences on cash and cash equivalents		265		(806)		(1,742)
Cash and cash equivalents at the end of the year	[2]	102,200		121,138		103,044
of which cash and balances with central banks		87,700		107,715		91,306
of which: due from banks		12,452		11,959		10,814
of which: money market paper	[3]	2,049		1,465		924
UBS AG (consolidated)
Condensed Cash Flow Statements Captions [Line Items]
Net cash flow from / (used in) operating activities		(51,872)		(17,413)		1,997
Cash flow from / (used in) investing activities
Purchase of subsidiaries, associates and intangible assets		(102)		(26)		(13)
Disposal of subsidiaries, associates and intangible assets	[4]	336		93		477
Purchase of property, equipment and software		(1,500)		(1,746)		(1,841)
Disposal of property, equipment and software		213		209		547
Purchase of financial assets available for sale		(8,448)		(7,271)		(101,189)
Disposal and redemption of financial assets available for sale		14,917		54,097		93,584
Net (purchase) / redemption of financial assets held to maturity		(77)		(8,996)
Net cash flow from / (used in) investing activities		5,338		36,359		(8,434)
Cash flow from / (used in) financing activities
Net short-term debt issued / (repaid)		24,141		5,440		(6,404)
Distributions paid on UBS shares		(2,250)		(3,434)		(2,626)
Issuance of long-term debt, including financial liabilities designated at fair value		49,506		33,453		47,790
Repayment of long-term debt, including financial liabilities designated at fair value		(43,299)		(34,081)		(44,221)
Dividends paid and repayments of preferred notes		(776)		(1,366)		(108)
Net changes in non-controlling interests		(5)		(5)		(5)
Net activity related to group internal capital transactions and dividends		0		0		0	[5]
Net cash flow from / (used in) financing activities		27,317		6		(5,573)
Total cash flow
Cash and cash equivalents at the beginning of the year		121,107	[2],[6]	102,962	[2]	116,715
Net cash flow from / (used in) operating, investing and financing activities		(19,216)		18,952		(12,011)
Effects of exchange rate differences on cash and cash equivalents		264		(807)		(1,742)
Cash and cash equivalents at the end of the year	[2]	102,154	[7]	121,107	[6]	102,962
of which cash and balances with central banks		87,700		107,715		91,306
of which: due from banks		12,406		11,927		10,732
of which: money market paper	[3]	2,049	[8]	1,465	[8]	924	[9]
Dividends paid to preferred note holders				1,317
Transfer of cash and cash equivalents from UBS AG to UBS Switzerland AG						33,283
UBS AG (consolidated) | UBS AG
Condensed Cash Flow Statements Captions [Line Items]
Net cash flow from / (used in) operating activities		(34,372)	[10]	(26,981)	[11]	(1,457)	[12]
Cash flow from / (used in) investing activities
Purchase of subsidiaries, associates and intangible assets		(1)	[10]	0	[11]	(12)	[12]
Disposal of subsidiaries, associates and intangible assets	[4]	289	[10]	93	[11]	464	[12]
Purchase of property, equipment and software		(1,032)	[10]	(1,332)	[11]	(1,423)	[12]
Disposal of property, equipment and software		1	[10]	175	[11]	503	[12]
Purchase of financial assets available for sale		(231)	[10]	(694)	[11]	(66,659)	[12]
Disposal and redemption of financial assets available for sale		3,385	[10]	24,902	[11]	51,515	[12]
Net (purchase) / redemption of financial assets held to maturity		(448)	[10]	(527)	[11]
Net cash flow from / (used in) investing activities		1,964	[10]	22,616	[11]	(15,613)	[12]
Cash flow from / (used in) financing activities
Net short-term debt issued / (repaid)		24,195	[10]	8,229	[11]	(5,603)	[12]
Distributions paid on UBS shares		(2,250)	[10]	(3,434)	[11]	(2,626)	[12]
Issuance of long-term debt, including financial liabilities designated at fair value		48,484	[10]	31,484	[11]	46,882	[12]
Repayment of long-term debt, including financial liabilities designated at fair value		(41,722)	[10]	(32,279)	[11]	(42,415)	[12]
Dividends paid and repayments of preferred notes		(776)	[10]	(1,366)	[11]	(108)	[12]
Net changes in non-controlling interests		0	[10]	0	[11]	0	[12]
Net activity related to group internal capital transactions and dividends		1,242	[10]	(1,333)	[11]	(30,512)	[5],[12]
Net cash flow from / (used in) financing activities		29,173	[10]	1,300	[11]	(34,382)	[12]
Total cash flow
Cash and cash equivalents at the beginning of the year		44,269	[6],[11]	47,902	[12],[13]	100,662
Net cash flow from / (used in) operating, investing and financing activities		(3,236)	[10]	(3,065)	[11]	(51,451)	[12]
Effects of exchange rate differences on cash and cash equivalents		(511)	[10]	(569)	[11]	(1,309)	[12]
Cash and cash equivalents at the end of the year		40,522	[7],[10]	44,269	[6],[11]	47,902	[12],[13]
of which cash and balances with central banks		36,477	[10]	40,486	[11]	45,125	[12]
of which: due from banks		2,285	[10]	2,836	[11]	2,072	[12]
of which: money market paper		1,760	[8],[10]	946	[8],[11]	704	[9],[12]
UBS AG (consolidated) | UBS Switzerland AG
Condensed Cash Flow Statements Captions [Line Items]
Net cash flow from / (used in) operating activities		(8,192)	[10]	(3,914)	[11]	2,681	[12]
Cash flow from / (used in) investing activities
Purchase of subsidiaries, associates and intangible assets		(2)	[10]	(3)	[11]	0	[12]
Disposal of subsidiaries, associates and intangible assets	[4]	0	[10]	0	[11]	0	[12]
Purchase of property, equipment and software		(83)	[10]	(16)	[11]	(5)	[12]
Disposal of property, equipment and software		0	[10]	0	[11]	0	[12]
Purchase of financial assets available for sale		0	[10]	(998)	[11]	(18,686)	[12]
Disposal and redemption of financial assets available for sale		1,282	[10]	21,729	[11]	22,501	[12]
Net (purchase) / redemption of financial assets held to maturity		370	[10]	(8,468)	[11]
Net cash flow from / (used in) investing activities		1,567	[10]	12,245	[11]	3,810	[12]
Cash flow from / (used in) financing activities
Net short-term debt issued / (repaid)		(5)	[10]	(7)	[11]	24	[12]
Distributions paid on UBS shares		0	[10]	0	[11]	0	[12]
Issuance of long-term debt, including financial liabilities designated at fair value		622	[10]	733	[11]	772	[12]
Repayment of long-term debt, including financial liabilities designated at fair value		(580)	[10]	(669)	[11]	(402)	[12]
Dividends paid and repayments of preferred notes		0	[10]	0	[11]	0	[12]
Net changes in non-controlling interests		0	[10]	0	[11]	0	[12]
Net activity related to group internal capital transactions and dividends		(191)	[10]	(2,000)	[11]	33,293	[5],[12]
Net cash flow from / (used in) financing activities		(154)	[10]	(1,943)	[11]	33,687	[12]
Total cash flow
Cash and cash equivalents at the beginning of the year		46,629	[6],[11]	40,246	[12],[13]	0
Net cash flow from / (used in) operating, investing and financing activities		(6,780)	[10]	6,388	[11]	40,178	[12]
Effects of exchange rate differences on cash and cash equivalents		79	[10]	(4)	[11]	67	[12]
Cash and cash equivalents at the end of the year		39,928	[7],[10]	46,629	[6],[11]	40,246	[12],[13]
of which cash and balances with central banks		38,467	[10]	44,528	[11]	38,701	[12]
of which: due from banks		1,455	[10]	2,095	[11]	1,438	[12]
of which: money market paper		7	[8],[10]	7	[8],[11]	107	[9],[12]
UBS AG (consolidated) | UBS Americas Inc.
Condensed Cash Flow Statements Captions [Line Items]
Net cash flow from / (used in) operating activities		(4,859)	[10]	8,979	[11]	(525)	[12]
Cash flow from / (used in) investing activities
Purchase of subsidiaries, associates and intangible assets		(17)	[10]	0	[11]	1	[12]
Disposal of subsidiaries, associates and intangible assets	[4]	0	[10]	0	[11]	13	[12]
Purchase of property, equipment and software		(291)	[10]	(288)	[11]	(299)	[12]
Disposal of property, equipment and software		53	[10]	1	[11]	9	[12]
Purchase of financial assets available for sale		(2,855)	[10]	(2,792)	[11]	(2,722)	[12]
Disposal and redemption of financial assets available for sale		2,777	[10]	1,694	[11]	2,952	[12]
Net (purchase) / redemption of financial assets held to maturity		0	[10]	0	[11]
Net cash flow from / (used in) investing activities		(333)	[10]	(1,384)	[11]	(47)	[12]
Cash flow from / (used in) financing activities
Net short-term debt issued / (repaid)		0	[10]	(2,975)	[11]	(826)	[12]
Distributions paid on UBS shares		0	[10]	0	[11]	0	[12]
Issuance of long-term debt, including financial liabilities designated at fair value		103	[10]	196	[11]	7	[12]
Repayment of long-term debt, including financial liabilities designated at fair value		(129)	[10]	(8)	[11]	(129)	[12]
Dividends paid and repayments of preferred notes		0	[10]	0	[11]	0	[12]
Net changes in non-controlling interests		0	[10]	0	[11]	0	[12]
Net activity related to group internal capital transactions and dividends		883	[10]	0	[11]	(114)	[5],[12]
Net cash flow from / (used in) financing activities		857	[10]	(2,786)	[11]	(1,062)	[12]
Total cash flow
Cash and cash equivalents at the beginning of the year		11,892	[6],[11]	7,084	[12],[13]	8,960
Net cash flow from / (used in) operating, investing and financing activities		(4,335)	[10]	4,808	[11]	(1,634)	[12]
Effects of exchange rate differences on cash and cash equivalents		(400)	[10]	0	[11]	(241)	[12]
Cash and cash equivalents at the end of the year		7,157	[7],[10]	11,892	[6],[11]	7,084	[12],[13]
of which cash and balances with central banks		3,100	[10]	8,925	[11]	4,971	[12]
of which: due from banks		3,945	[10]	2,931	[11]	2,009	[12]
of which: money market paper		112	[8],[10]	36	[8],[11]	104	[9],[12]
UBS AG (consolidated) | Other subsidiaries
Condensed Cash Flow Statements Captions [Line Items]
Net cash flow from / (used in) operating activities		(4,448)	[10]	4,503	[11]	1,298	[12]
Cash flow from / (used in) investing activities
Purchase of subsidiaries, associates and intangible assets		(82)	[10]	(23)	[11]	0	[12]
Disposal of subsidiaries, associates and intangible assets	[4]	46	[10]	0	[11]	0	[12]
Purchase of property, equipment and software		(94)	[10]	(111)	[11]	(114)	[12]
Disposal of property, equipment and software		160	[10]	32	[11]	35	[12]
Purchase of financial assets available for sale		(5,362)	[10]	(2,788)	[11]	(13,123)	[12]
Disposal and redemption of financial assets available for sale		7,473	[10]	5,772	[11]	16,616	[12]
Net (purchase) / redemption of financial assets held to maturity		0	[10]	0	[11]
Net cash flow from / (used in) investing activities		2,140	[10]	2,882	[11]	3,415	[12]
Cash flow from / (used in) financing activities
Net short-term debt issued / (repaid)		(49)	[10]	193	[11]	0	[12]
Distributions paid on UBS shares		0	[10]	0	[11]	0	[12]
Issuance of long-term debt, including financial liabilities designated at fair value		297	[10]	1,039	[11]	129	[12]
Repayment of long-term debt, including financial liabilities designated at fair value		(867)	[10]	(1,126)	[11]	(1,274)	[12]
Dividends paid and repayments of preferred notes		0	[10]	0	[11]	0	[12]
Net changes in non-controlling interests		(5)	[10]	(5)	[11]	(5)	[12]
Net activity related to group internal capital transactions and dividends		(1,934)	[10]	3,333	[11]	(2,666)	[5],[12]
Net cash flow from / (used in) financing activities		(2,558)	[10]	3,435	[11]	(3,817)	[12]
Total cash flow
Cash and cash equivalents at the beginning of the year		18,317	[6],[11],[13]	7,731	[12],[13]	7,093
Net cash flow from / (used in) operating, investing and financing activities		(4,866)	[10]	10,821	[11]	896	[12]
Effects of exchange rate differences on cash and cash equivalents		1,096	[10]	(234)	[11]	(259)	[12]
Cash and cash equivalents at the end of the year		14,547	[7],[10]	18,317	[6],[11],[13]	7,731	[12],[13]
of which cash and balances with central banks		9,656	[10]	13,775	[11]	2,509	[12]
of which: due from banks		4,721	[10]	4,065	[11]	5,213	[12]
of which: money market paper		SFr 169	[8],[10]	SFr 477	[8],[11]	SFr 9	[9],[12]

[1]	Includes dividends received from associates
[2]
CHF 2,434 million, CHF 2,662 million and CHF 3,963 million of cash and cash equivalents (mainly reflected in Due from banks) were restricted as of 31 December 2017, 31 December 2016 and 31 December 2015, respectively. Refer to Note 23 for more information.

[3]
Money market paper is included in the balance sheet under Trading portfolio assets (31 December 2017: CHF 131 million, 31 December 2016: CHF 75 million, 31 December 2015: CHF 795 million), Financial assets available for sale (31 December 2017: CHF 23 million, 31 December 2016: CHF 430 million, 31 December 2015: CHF 129 million) and Financial assets designated at fair value (31 December 2017: CHF 1,894 million, 31 December 2016: CHF 959 million, 31 December 2015: CHF 0 million).

[4]	Includes dividends received from associates.
[5]
Includes a transfer of cash and cash equivalents from UBS AG to UBS Switzerland AG of CHF 33,283 million. Refer to "Establishment of UBS Switzerland AG" in the "Legal entity financial and regulatory information" section of the UBS Group AG Annual Report 2015 for more information on the business transfer from UBS AG to UBS Switzerland AG.

[6]	CHF 2,662 million of cash and cash equivalents were restricted.
[7]	CHF 2,434 million of cash and cash equivalents were restricted.
[8]	Money market paper is included in the balance sheet under Trading portfolio assets, Financial investments available for sale and Financial assets designated at fair value.
[9]	Money market paper is included in the balance sheet under Trading portfolio assets and Financial investments available for sale.
[10]	Cash flows generally represent a third-party view from a UBS AG consolidated perspective.
[11]
Cash flows generally represent a third-party view from a UBS AG (consolidated) perspective. As a consequence, the non-consolidated UBS Preferred Funding Trusts IV and V are not presented in this table. For the year ended 31 December 2016, these trusts had cash inflows of CHF 1,317 million from operating activities and an equivalent cash outflow for dividends paid to preferred note holders.

[12]
Cash flows generally represent a third-party view from a UBS AG (consolidated) perspective. As a consequence, the non-consolidated UBS Preferred Funding Trusts IV and V are not presented in this table. For the year ended 31 December 2015, these trusts had cash inflows of CHF 77 million from operating activities and an equivalent cash outflow for dividends paid to preferred note holders.

[13]	CHF 3,963 million of cash and cash equivalents were restricted.